Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Components of Deferred Tax Assets and Liabilities
Net operating loss	$ 96,338	$ 106,965
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	6,400	6,057
Charitable contribution carry forward	0	14
Accrued vacation and payroll	21	68
Right of use asset	(84)	(112)
Lease liability	89	117
Inventory charges	6,173	2,138
Inventory write-off	13,739	0
Issued warrants	2,317	0
Section 174 R&D costs	858	0
Accrued legal settlements	13	0
Accrued legal fees	3	0
Accrued expenses	36	89
Amortization	609	238
Fixed assets	4	1
Valuation allowance	(128,579)	(117,638)
Deferred tax asset, non-current	0	0
Non-current asset	128,579	117,638
Valuation allowance	(128,579)	(117,638)
Deferred tax asset (liability) non-current	0	0
Net operating loss	$ 458,800	$ 509,400